Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
U.S.	$ 169.4	$ 171.2	$ 165.1
Non-U.S.	564.6	497.4	663.2
Income before income taxes	$ 734.0	$ 668.6	$ 828.3